CONVERTIBLE SENIOR NOTES, NET (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($) Rate $ / shares	Dec. 31, 2024 USD ($) Rate $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Ordinary shares, par value | $ / shares		$ 0	$ 0
Cash payment from the issuance of convertible senior notes		$ (18,506)	$ 0	$ 0
Deferred taxes		(9,963)	(6,456)	(14,127)
Amortization of debt issuance costs		1,280	1,284	$ 1,282
Amount of increase liability for convertible senior notes		12,075
Amount of reduction of additional paid-in capital		13,770
Amount of increase to deferred tax assets		1,444
Amount of cumulative effect adjustment of net of estimated income tax effects		3,139
Convertible Notes [Member]
Debt Instrument [Line Items]
Principal amount	$ 175,000	181,495	$ 200,000
Maturity date	Oct. 15, 2025
Additional aggregate principal amount	$ 25,000
Conversion rate | Rate	13.4048
Principal amount of convertible notes in conversion	$ 1,000	$ 1,000
Conversion price | $ / shares	$ 74.6
Percentage of conversion price	130.00%	130.00%
Percentage of measurement period	98.00%
Percentage of redemption price equal to principal amount		100.00%
Percentage of repurchase price equal to principal amount		100.00%
Estimated fair value of convertible senior notes		$ 477,907
Senior convertible notes [Member]
Debt Instrument [Line Items]
Principal amount		$ 18,505
Issuance of shares upon conversion of convertible senior notes (Shares) | shares		154,215
Conversion rate | Rate		13.4048
Cash payment from the issuance of convertible senior notes		$ 18,506